IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of impairment of assets [Abstract]
Schedule of sensitivity analysis and key assumptions used for impairments testing on assets
Details of the key assumptions used in impairment tests performed as of December 31, 2020 are outlined below:

	T&F Group	ECP CGU	Nortech CGU
Carrying amount allocated to the asset group:
Goodwill	$101,568	$5,686	$25,640
Intangible assets with indefinite useful lives	$14,493	—	$1,616

	T&F Group	ECP CGU	Nortech CGU
Results of test performed as of December 31, 2020:
Forecast period annual revenue growth rates (1)	9.4% in 2021, 2.3%-3.1% thereafter	11.5% in 2021, 3.1% in 2022, tapering down to 2.5% thereafter	35.2% in 2021, 54.6% in 2022, tapering down to 2.5% thereafter
Discount rate (2)	8.8%	11.6%	12.5%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of (3)	2.3%	2.5%	2.5%
Income tax rate (4)	28.0%	27.0%	25.5%
(1)For all three models, the annual revenue growth rates for the forecast period are based on projections presented to management and the Board of Directors. The projected revenue growth rates for the period are consistent with the Company's recent history of sales volumes within the asset group, as well as the Company’s expectation that its sales will at least match gross domestic product growth. For 2021, anticipated revenue growth used in these analyses is partially attributable to expected increases in selling prices due to the passing through of higher raw material costs to customers.

For the T&F Group, projections assume that the Company’s revenue will grow due to growth in the e-commerce channel and areas of recent capital investment in the short term, and consistent with United States gross domestic product average projections over the longer term.

For the ECP CGU, projections expect additional revenue from the recent Capstone investment and recovery from COVID-19 demand disruptions in the short term, and sustained growth levels consistent with United States gross domestic product over the longer term.

For the Nortech CGU, projections expect the business to achieve growth in the acquisition business case, which has been delayed by national lockdowns and restricted customer capital expenditures due to the global COVID-19 pandemic. The initial high rate of growth anticipated in 2021 is largely due to an expected recovery from these delays in fulfilling the customer order backlog.
(2)The discount rate used is the estimated weighted average cost of capital for the asset group, using observable market rates and data based on a set of publicly traded industry peers.
(3)Cash flows beyond the forecast period have been primarily extrapolated at or below the projected long-term average growth rates for the asset groups.
(4)The income tax rate represents an estimated effective tax rate based on enacted or substantively enacted rates.
Sensitivity analysis performed as of December 31, 2020 using reasonably possible changes in key assumptions above are outlined below:

	T&F Group	ECP CGU	Nortech CGU
Forecast period annual revenue growth rates	9.4% in 2021, 0% thereafter	11.5% in 2021, 1.0% thereafter	0% in 2021 and 2022, 109.1% in 2023, tapering down to 2.5% thereafter
Discount rate	11.0%	12.6%	14.5%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of	1.0%	1.0%	1.5%
Income tax rate	35.0%	37.0%	28.0%
Details of the key assumptions used in impairment tests performed as of December 31, 2019 are outlined below:

	T&F Group	ECP CGU
Carrying amount allocated to the asset group
Goodwill	$101,846	$5,831
Intangible assets with indefinite useful lives	$14,359	—
Results of test performed as of December 31, 2019:
Forecast period annual revenue growth rates (1)	1.3% in 2020, 2.3%-3.1% thereafter	6.3% in 2020, 2.8% in 2021, tapering down to 2.5% thereafter
Discount rate (2)	8.8%	11.6%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of (3)	2.3%	2.5%
Income tax rate (4)	28.0%	27.0%

(1)For both models, the annual revenue growth rates for the forecast period are based on projections presented to management and the Board of Directors. The projected revenue growth rates for the period are consistent with the Company's recent history of sales volumes within the asset group, as well as the Company’s expectation that its sales will at least match gross domestic product growth.

For the T&F Group, projections assume that the Company's revenue will grow consistent with United States gross domestic product average projections, and from anticipated synergies realized from Polyair cross-selling opportunities, included discretely through 2022.

For the ECP CGU, projections expect additional ramping of revenue from the group due to integration and capital expenditure efforts through 2021, and then tapering down to sustained growth levels consistent with United States gross domestic product.
(2)The discount rate used is the estimated weighted average cost of capital for the asset group, using observable market rates and data based on a set of publicly traded industry peers.
(3)Cash flows beyond the forecast period have been primarily extrapolated at or below the projected long-term average growth rates for the asset groups.
(4)The income tax rate represents an estimated effective tax rate based on enacted or substantively enacted rates.

Sensitivity analysis performed as of December 31, 2019 using reasonably possible changes in key assumptions above are outlined below:

	T&F Group	ECP CGU
Forecast period annual revenue growth rates	1.3% in 2020, 0% thereafter	6.3% in 2020, 1.0% thereafter
Discount rate	11.0%	12.6%
Cash flows beyond the forecast period have been extrapolated using a steady growth rate of	1.0%	1.0%
Income tax rate	35.0%	37.0%

Schedule of impairments (reversals of impairments) recognized on assets
Impairments recognized during the year ended December 31, 2020 and 2019 and reversals of impairments recognized during the year ended December 31, 2019 are presented in the table below. There were no reversals of impairments recognized during the year ended December 31, 2020.

	2020	2019
	Impairment recognized	Impairment recognized	Impairment reversed
	$	$	$
Classes of assets impaired
Manufacturing facility closures, restructuring and other related charges
Inventories	596	634	(504)
Property, plant and equipment
Buildings	—	236	—
Manufacturing equipment	—	987	(751)
Computer equipment and software	—	114	—
Furniture, office equipment and other	—	18	—
Construction in progress	—	65	—
	596	2,054	(1,255)
Cost of sales
Inventories	1,179	2,877	—
Property, plant and equipment
Manufacturing equipment	127	224	—
Computer equipment and software	—	35	—
Construction in progress	86	542	—
Intangibles	371	72	—
	1,763	3,750	—
Total	2,359	5,804	(1,255)